GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Goodwill [Line Items]
Goodwill, beginning balance		$ 39,510	[1]	$ 39,999
Translation differences		(110)		(489)
Goodwill, ending balance	[1]	39,400		39,510
Telematics Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance		33,990	[1]	34,215
Translation differences		(50)		(225)
Goodwill, ending balance	[1]	33,940		33,990
Telematics products [Member]
Goodwill [Line Items]
Goodwill, beginning balance		5,520	[1]	5,784
Translation differences		(60)		(264)
Goodwill, ending balance	[1]	$ 5,460		$ 5,520

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2023, and 2022 was US$ 29.89 million.